Effects of changes in currency exchange rate (Details 3) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Non-current liabilities [abstract]
Other financial liabilities	$ 161,001,732	$ 117,944,033
Trade and other non-current payables	541,783	1,082,898
Other non-current provisions	1,240,389	1,323,520
Deferred tax liabilities	94,350,111	86,815,458
Provisions for employee benefits	23,517,009	21,832,415
Total non-current liabilities	280,651,024	228,998,324
Over 1 year to 3 years
Non-current liabilities [abstract]
Other financial liabilities	30,868,247	36,676,882
Trade and other non-current payables	541,783	1,082,898
Other non-current provisions	735,410	507,259
Deferred tax liabilities	27,074,149	26,487,686
Provisions for employee benefits	301,903	335,925
Total non-current liabilities	59,521,492	65,090,650
Over 3 years to 5 years
Non-current liabilities [abstract]
Other financial liabilities	70,976,079	15,610,067
Trade and other non-current payables	0	0
Other non-current provisions	0	401,054
Deferred tax liabilities	9,333,081	7,963,522
Provisions for employee benefits	0	0
Total non-current liabilities	80,309,160	23,974,643
Over 5 years
Non-current liabilities [abstract]
Other financial liabilities	59,157,406	65,657,084
Trade and other non-current payables	0	0
Other non-current provisions	504,979	415,207
Deferred tax liabilities	57,942,881	52,364,250
Provisions for employee benefits	23,215,106	21,496,490
Total non-current liabilities	140,820,372	139,933,031
Chilean Pesos [Member] | Over 1 year to 3 years
Non-current liabilities [abstract]
Other financial liabilities	5,332,817	5,320,385
Trade and other non-current payables	404,081	808,160
Other non-current provisions	57,252	0
Deferred tax liabilities	26,303,193	26,183,335
Provisions for employee benefits	0	0
Total non-current liabilities	32,097,343	32,311,880
Chilean Pesos [Member] | Over 3 years to 5 years
Non-current liabilities [abstract]
Other financial liabilities	55,750,482	626,411
Trade and other non-current payables	0	0
Other non-current provisions	0	49,996
Deferred tax liabilities	8,892,998	7,767,522
Provisions for employee benefits	0	0
Total non-current liabilities	64,643,480	8,443,929
Chilean Pesos [Member] | Over 5 years
Non-current liabilities [abstract]
Other financial liabilities	0	0
Trade and other non-current payables	0	0
Other non-current provisions	0	0
Deferred tax liabilities	53,811,477	48,824,727
Provisions for employee benefits	20,052,918	18,481,842
Total non-current liabilities	73,864,395	67,306,569
Unidades de Fomento | Over 1 year to 3 years
Non-current liabilities [abstract]
Other financial liabilities	22,924,023	17,811,112
Trade and other non-current payables	7,068	6,950
Total non-current liabilities	22,931,091	17,818,062
Unidades de Fomento | Over 3 years to 5 years
Non-current liabilities [abstract]
Other financial liabilities	15,225,597	14,983,656
Trade and other non-current payables	0	0
Total non-current liabilities	15,225,597	14,983,656
Unidades de Fomento | Over 5 years
Non-current liabilities [abstract]
Other financial liabilities	59,157,406	65,657,084
Trade and other non-current payables	0	0
Total non-current liabilities	59,157,406	65,657,084
US Dollar [Member] | Over 1 year to 3 years
Non-current liabilities [abstract]
Other financial liabilities	0	5,269,733
Trade and other non-current payables	130,634	267,788
Total non-current liabilities	130,634	5,537,521
US Dollar [Member] | Over 3 years to 5 years
Non-current liabilities [abstract]
Other financial liabilities	0	0
Trade and other non-current payables	0	0
Total non-current liabilities	0	0
US Dollar [Member] | Over 5 years
Non-current liabilities [abstract]
Other financial liabilities	0	0
Trade and other non-current payables	0	0
Total non-current liabilities	0	0
Argentinean Pesos | Over 1 year to 3 years
Non-current liabilities [abstract]
Other financial liabilities	2,611,407	7,579,047
Other non-current provisions	544,254	258,278
Deferred tax liabilities	735,208	287,582
Provisions for employee benefits	0	0
Total non-current liabilities	3,890,869	8,124,907
Argentinean Pesos | Over 3 years to 5 years
Non-current liabilities [abstract]
Other financial liabilities	0	0
Other non-current provisions	0	351,058
Deferred tax liabilities	431,503	191,721
Provisions for employee benefits	0	0
Total non-current liabilities	431,503	542,779
Argentinean Pesos | Over 5 years
Non-current liabilities [abstract]
Other financial liabilities	0	0
Other non-current provisions	504,979	415,207
Deferred tax liabilities	2,703,872	2,048,919
Provisions for employee benefits	3,162,188	3,014,648
Total non-current liabilities	6,371,039	5,478,774
Uruguay Peso en Unidades Indexadas [Member] | Over 1 year to 3 years
Non-current liabilities [abstract]
Other financial liabilities	0	696,605
Total non-current liabilities	0	696,605
Uruguay Peso en Unidades Indexadas [Member] | Over 3 years to 5 years
Non-current liabilities [abstract]
Other financial liabilities	0	0
Total non-current liabilities	0	0
Uruguay Peso en Unidades Indexadas [Member] | Over 5 years
Non-current liabilities [abstract]
Other financial liabilities	0	0
Total non-current liabilities	0	0
Uruguayan Peso [Member] | Over 1 year to 3 years
Non-current liabilities [abstract]
Other non-current provisions	133,904	248,981
Deferred tax liabilities	0	0
Total non-current liabilities	133,904	248,981
Uruguayan Peso [Member] | Over 3 years to 5 years
Non-current liabilities [abstract]
Other non-current provisions	0	0
Deferred tax liabilities	0	0
Total non-current liabilities	0	0
Uruguayan Peso [Member] | Over 5 years
Non-current liabilities [abstract]
Other non-current provisions	0	0
Deferred tax liabilities	989,517	1,040,704
Total non-current liabilities	989,517	1,040,704
Paraguayan Pesos [Member] | Over 1 year to 3 years
Non-current liabilities [abstract]
Deferred tax liabilities	35,748	16,769
Provisions for employee benefits	301,903	335,925
Total non-current liabilities	337,651	352,694
Paraguayan Pesos [Member] | Over 3 years to 5 years
Non-current liabilities [abstract]
Deferred tax liabilities	8,580	4,279
Provisions for employee benefits	0	0
Total non-current liabilities	8,580	4,279
Paraguayan Pesos [Member] | Over 5 years
Non-current liabilities [abstract]
Deferred tax liabilities	438,015	449,900
Provisions for employee benefits	0	0
Total non-current liabilities	$ 438,015	$ 449,900